Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TD Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TD Short-Term Bond Fund (formerly, the TDAM Short-Term Bond Fund) (the “Short-Term Bond Fund”) seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Short-Term Bond Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Short-Term Bond Fund's performance. During the fiscal year ended January 31, 2017, the Short-Term Bond Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Short-Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Short-Term Bond Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations (debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the analysis of the Short-Term Bond Fund's investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”). In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Short-Term Bond Fund of 3 years or less for securities which the Short-Term Bond Fund holds.

The bank and corporate debt obligations in which the Short-Term Bond Fund may invest include bonds of foreign issuers that are issued in the U.S. and denominated in U.S. dollars (“Yankee bonds”). The Short-Term Bond Fund may also invest in repurchase agreements.

The Investment Manager will allocate the Short-Term Bond Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Short-Term Bond Fund, the Investment Manager will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Short-Term Bond Fund may invest in zero coupon bonds, mortgage-backed and asset-backed securities. The Short-Term Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Short-Term Bond Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Short-Term Bond Fund in securities that have an average credit quality similar to its benchmark index, the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Bond Index. Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Short-Term Bond Fund's benchmark consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Short-Term Bond Fund, or the Short-Term Bond Fund could underperform other investments. An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any government agency.

If the Investment Manager's strategies do not work as intended, the Short-Term Bond Fund may not achieve its investment objective.

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Short-Term Bond Fund's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Interest Rate Risk - Interest rate risk is the risk that the Short-Term Bond Fund's fixed-income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The Short-Term Bond Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Credit Risk - Fixed income investments, such as bonds, involve credit risk. This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Bond Fund's investment in that issuer.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term Bond Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Short-Term Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Short-Term Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Short-Term Bond Fund from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Yankee Bonds Risk - Investments in Yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” and “Bond Market Risk”. Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to Yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Redemption Risk - The Short-Term Bond Fund may experience heavy redemptions that could cause the Short-Term Bond Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Short-Term Bond Fund's ability to dispose of the underlying securities. The Short-Term Bond Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Short-Term Bond Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Short-Term Bond Fund could experience a loss.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Short-Term Bond Fund may not achieve its investment objective.

High Portfolio Turnover Risk - The Short-Term Bond Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Short-Term Bond Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Short-Term Bond Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Short-Term Bond Fund's performance.

An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Short-Term Bond Fund, or the Short-Term Bond Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Short-Term Bond Fund. The bar chart shows changes in the Institutional Class' performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Short-Term Bond Fund's performance (before and after taxes) over time to that of the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Bond Index. The after-tax returns are shown for Institutional Class shares only. The after-tax returns for the Advisor Class will vary due to the differences in expenses applicable to that Class. Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdassetmanagementusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Short-Term Bond Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdassetmanagementusa.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Short-Term Bond Fund - Institutional Class

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date return as of 3/31/17: 0.43%

For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Bank of America Merrill Lynch 1 – 3 Year U.S. Corporate/Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1 – 3 Year U.S. Corporate/Government Bond Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[1]
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2007	rr_AnnualReturn2007	5.94%
Annual Return 2008	rr_AnnualReturn2008	3.85%
Annual Return 2009	rr_AnnualReturn2009	4.18%
Annual Return 2010	rr_AnnualReturn2010	2.47%
Annual Return 2011	rr_AnnualReturn2011	1.30%
Annual Return 2012	rr_AnnualReturn2012	1.73%
Annual Return 2013	rr_AnnualReturn2013	0.46%
Annual Return 2014	rr_AnnualReturn2014	0.52%
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	1.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.18%
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.44%
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions And Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	1.41%
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
Label	rr_AverageAnnualReturnLabel	Advisor Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%	[1]

[1]	Advisor Class - May 30, 2013.